February 1, 1996

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  USAA Investment Trust
     1933 Act File No. 2-91069
     1940 Act File No. 811-4019


Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registrant's registration statement as filed on January 26, 1996, and the text of the most recent post-effective amendment to the registrant's registration statement has been filed electronically.


                                   Sincerely,

                                   /s/ Mark S. Howard
                                   ----------------------
                                   Mark S. Howard
                                   Senior Associate Counsel
                                   Securities Counsel






lrq

cc:  Philip H. Newman, Esq.